Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Assumptions Used Benefit Obligations

ASSUMPTIONS USED TO DETERMINE THE NET PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31

	U.S.
% WEIGHTED AVERAGE	2015	2014	2013
Discount rate	4.00	5.00	4.05
Rate of increases in compensation level	3.50	3.50	3.50
Expected long-term rate of return on assets	7.08	7.08	7.50

Pension Plans, Defined Benefit
Schedule of Changes in Benefit Obligations and Plan Assets

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR THE PERIODS ENDED DECEMBER 31

	U.S.		Non-U.S.
	2015	2014	2015	2014
Benefit obligation at beginning of year	$357.0	$265.8	$237.3	$205.0
Service cost	9.9	7.3	14.4	13.5
Interest cost	14.4	13.0	7.0	8.2
Actuarial (gain) loss due to:
Change in discount rate	(47.6)	58.9	(9.7)	40.4
Experience	9.6	(0.5)	(7.7)	1.0
Other assumption changes	(1.0)	18.4	(2.2)	(1.9)
Plan participants’ contributions	—	—	0.2	0.2
Plan amendments	0.3	—	0.2	0.9
Benefits paid	(18.0)	(5.9)	(8.4)	(8.3)
Curtailments	—	—	(0.8)	0.1
Special termination benefits	—	—	0.1	—
Other	—	—	(0.2)	(0.5)
Translation difference	—	—	(14.4)	(21.3)

Benefit obligation at end of year	$324.6	$357.0	$215.8	$237.3

Fair value of plan assets at beginning of year	$253.8	$223.6	$108.0	$99.9
Actual return on plan assets	(2.5)	29.4	(1.4)	14.2
Company contributions	6.7	6.7	9.6	9.4
Plan participants’ contributions	—	—	0.1	0.2
Benefits paid	(18.0)	(5.9)	(8.4)	(8.3)
Other	—	—	(0.2)	(0.2)
Translation difference	—	—	(4.3)	(7.2)
Fair value of plan assets at year end	$240.0	$253.8	$103.4	$108.0

Funded status recognized in the balance sheet	$(84.6)	$(103.2)	$(112.4)	$(129.3)

Schedule of Components of Net Periodic Benefit Cost

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE DEFINED BENEFIT RETIREMENT PLANS

	U.S.
	2015	2014	2013
Service cost	$9.9	$7.3	$9.3
Interest cost	14.4	13.0	12.8
Expected return on plan assets	(17.5)	(15.4)	(11.6)
Amortization of prior service credit	(1.0)	(1.0)	(1.0)
Amortization of actuarial loss	7.7	1.9	10.0

Net periodic benefit cost	$13.5	$5.8	$19.5

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE DEFINED BENEFIT RETIREMENT PLANS (CONTINUED)

	Non-U.S.
	2015	2014	2013
Service cost	$14.4	$13.5	$13.5
Interest cost	7.0	8.2	7.3
Expected return on plan assets	(3.8)	(4.5)	(4.0)
Amortization of prior service costs	0.3	0.3	0.2
Amortization of actuarial loss	3.1	1.1	2.5
Settlement loss (gain)	0.0	0.1	0.2
Curtailment loss (gain)	0.0	0.1	0.1
Special termination benefits	0.1	—	0.5

Net periodic benefit cost	$21.1	$18.8	$20.3

Schedule of Components of Accumulated Other Comprehensive Income Before Tax

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX AS OF DECEMBER 31

	U.S.		Non-U.S.
	2015	2014	2015	2014
Net actuarial loss (gain)	$79.9	$106.6	$31.9	$53.8
Prior service (credit) cost	(0.6)	(1.9)	2.3	2.6
Total accumulated other comprehensive income recognized in the balance sheet	$79.3	$104.7	$34.2	$56.4

Schedule of Changes in Accumulated Other Comprehensive Income Before Tax

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX FOR THE PERIODS ENDED DECEMBER 31

	U.S.		Non-U.S.
	2015	2014	2015	2014
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	$104.7	$42.7	$56.4	$32.1
Net actuarial loss (gain)	(19.0)	62.8	(14.9)	30.3
Prior service cost	0.3	—	0.2	0.9
Amortization of prior service credit (cost)	1.0	1.0	(0.3)	(0.3)
Amortization of actuarial loss	(7.7)	(1.8)	(3.1)	(1.2)
Translation difference	—	—	(4.1)	(5.4)

Total retirement benefit recognized in accumulated other comprehensive income at end of year	$79.3	$104.7	$34.2	$56.4

Schedule of Accumulated Benefit Obligations Exceeding Fair Value of Plan Assets

PENSION PLANS FOR WHICH ABO EXCEEDS THE FAIR VALUE OF PLAN ASSETS AS OF DECEMBER 31

	U.S.		Non-U.S.
	2015	2014	2015	2014
Projected Benefit Obligation (PBO)	$324.6	$357.0	$118.0	$155.4
Accumulated Benefit Obligation (ABO)	$261.8	$278.5	$89.5	$124.1
Fair value of plan assets	$240.0	$253.8	$4.3	$29.6

Schedule of Assumptions Used Benefit Obligations

ASSUMPTIONS USED TO DETERMINE THE BENEFIT OBLIGATIONS AS OF DECEMBER 31

	U.S.		Non-U.S.1)
% WEIGHTED AVERAGE	2015	2014	2015	2014
Discount rate	4.50	4.00	0.50 - 4.10	0.50 - 4.00
Rate of increases in compensation level	2.65	3.50	2.25 - 5.00	2.25 - 5.00

Schedule of Fair Value of Total Plan Assets

FAIR VALUE OF TOTAL PLAN ASSETS FOR YEARS ENDED DECEMBER 31

ASSETS CATEGORY IN % WEIGHTED AVERAGE	U.S.	U.S.		Non-U.S.
	Target allocation	2015	2014	2015	2014
Equity securities	55	56	54	15	15
Debt instruments	45	43	46	65	63
Other assets	—	1	—	20	22

Total	100	100	100	100	100

Schedule of Fair Value of Company's Plan Assets

The following table summarizes the fair value of the Company’s plan assets:

	Fair value measurement at December 31, 2015	Fair value measurement at December 31, 2014
Assets
U.S. Equity
Large Cap	$88.1	$90.9
Mid Cap	10.1	10.7
Small Cap	10.3	10.7
Non-U.S. Equity	41.0	42.2
U.S. Bonds
Aggregate	103.7	115.9
Non-U.S. Bonds
Corporate	60.9	62.6
Aggregate	5.9	5.7
Insurance Contracts	13.9	15.7
Other Investments	9.5	7.4

Total	$343.4	$361.8

Schedule of Expected Benefits Payments

PENSION BENEFITS EXPECTED PAYMENTS	U.S.	Non-U.S.
2016	$12.9	$5.9
2017	$13.7	$6.9
2018	$15.7	$7.7
2019	$17.6	$8.1
2020	$18.9	$9.9
Years 2021-2025	$126.6	$60.3

Non-U.S. Pension Plans
Schedule of Assumptions Used Benefit Obligations

Non-U.S.1)
% WEIGHTED AVERAGE	2015	2014	2013
Discount rate	0.50 - 4.00	1.00 - 5.00	1.50 - 4.50
Rate of increases in compensation level	2.25 - 5.00	2.25 - 5.00	2.25 - 5.00
Expected long-term rate of return on assets	2.60 - 6.15	2.60 - 6.15	3.00 - 5.75

1)

The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.

Postretirement Benefits Other Than Pensions
Schedule of Changes in Benefit Obligations and Plan Assets

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31

	2015	2014	2013
Benefit obligation at beginning of year	$21.0	$34.3	$34.6
Service cost	0.5	1.3	1.4
Interest cost	0.8	1.6	1.4
Actuarial (gain) loss due to:
Change in discount rate	(1.2)	2.4	(3.7)
Experience	(0.9)	(1.1)	1.0
Other assumption changes	(0.9)	0.4	(1.0)
Plan amendments	(0.0)	(17.2)	—
Benefits paid	(0.2)	(0.8)	(0.3)
Other	0.2	0.1	0.9

Benefit obligation at end of year	$19.3	$21.0	$34.3

Fair value of plan assets at beginning of year	$—	$—	$—
Company contributions	0.2	0.8	0.3
Benefits paid	(0.2)	(0.8)	(0.3)

Fair value of plan assets at end of year	$—	$—	$—

Accrued postretirement benefit cost recognized in the balance sheet	$(19.3)	$(21.0)	$(34.3)

Schedule of Components of Net Periodic Benefit Cost

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS

PERIOD ENDED DECEMBER 31	2015	2014	2013
Service cost	$0.5	$1.3	$1.4
Interest cost	0.8	1.6	1.4
Amortization of prior service cost	(2.2)	(0.1)	(0.1)
Amortization of actuarial loss	(0.1)	(0.1)	(0.1)

Net periodic benefit (credit) cost	$(1.0)	$2.7	$2.6

Schedule of Components of Accumulated Other Comprehensive Income Before Tax

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX ASSOCIATED WITH POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31

	U.S.		Non-U.S.
	2015	2014	2015	2014
Net actuarial loss (gain)	$(3.0)	$(0.7)	$(2.5)	$(1.7)
Prior service cost (credit)	(15.2)	(17.3)	(0.0)	(0.0)

Total accumulated other comprehensive income recognized in the balance sheet	$(18.2)	$(18.0)	$(2.5)	$(1.7)

Schedule of Expected Benefits Payments

The estimated future benefit payments for the postretirement benefits reflect expected future service as appropriate.

POSTRETIREMENT BENEFITS	EXPECTED PAYMENTS
2016	$0.6
2017	$0.6
2018	$0.7
2019	$0.7
2020	$0.8
Years 2021 - 2025	$4.9